SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The  preparation  of the  financial  statements in  conformity  with  accounting

principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  periods.  Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less and money market instruments to be cash equivalents.

Oil and Gas Properties, Full Cost Method

The Company uses the full cost method of  accounting  for oil and gas  producing activities.  Costs to acquire mineral  interests in oil and gas  properties,  to drill and equip exploratory wells used to find proved reserves, and to drill and equip  development  wells including  directly related overhead costs and related asset retirement costs are capitalized.

Under this method,  all costs,  including  internal  costs  directly  related to acquisition,  exploration and development  activities are capitalized as oil and

gas  property  costs.   Properties  not  subject  to  amortization   consist  of

exploration and development costs which are evaluated on a  property-by-property basis.  Amortization of these unproved property costs begins when the properties become  proved  or their  values  become  impaired.  The  Company  assesses  the realization  of unproved  properties,  taken as a whole,  if any, on at least an annual basis or when there has been an indication  that  impairment in value may

have  occurred.   Impairment  of  unproved   properties  is  assessed  based  on

management's  intention  with regard to future  exploration  and  development of individually  significant  properties  and the  ability of the Company to obtain funds  to  finance  such  exploration  and  development.  If the  results  of an assessment  indicate  that  the  properties  are  impaired,  the  amount  of the impairment is added to the capitalized costs to be amortized.

Costs of oil and gas properties  will be amortized using the units of production method.

In applying the full cost method,  the Company will perform an  impairment  test

(ceiling  test) at each reporting  date,  whereby the carrying value of property and  equipment  is  compared  to the  "estimated  present  value," of its proved reserves discounted at a 10-percent interest rate of future net revenues,  based on current  economic and operating  conditions,  plus the cost of properties not being  amortized,  plus the  lower  of cost or fair  market  value  of  unproved properties  included  in costs  being  amortized,  less the income  tax  effects related to book and tax basis  differences  of the  properties.  If  capitalized costs exceed this limit, the excess is charged as an impairment expense.

Net Loss per Share

Basic  net  loss  per  common  share  is  calculated  by  dividing  the net loss applicable to common shares by the weighted  average number of common and common equivalent shares  outstanding  during the period.  For the years ended December

31, 2013 and 2012, there were no potential common  equivalent shares used in the calculation of weighted average common shares outstanding as the effect would be anti-dilutive because of the net loss.

Stock-Based Compensation

The Company adopted the provisions of and accounts for stock-based  compensation using an estimate of value in accordance  with the fair value method.  Under the fair value recognition  provisions of this statement,  stock-based  compensation cost is  measured  at the grant date based on the fair value of the award and is recognized  as  expense on a  straight-line  basis  over the  requisite  service period,  which  generally  is  the  vesting  period.  The  Company  elected  the modified-prospective  method,  under  which  prior  periods  are not revised for comparative  purposes.  The valuation method applies to new grants and to grants that were outstanding as of the effective date and are subsequently modified.

Fair Value of Financial Instruments

The carrying amount of accounts  payable is considered to be  representative  of respective  fair  values  because of the  short-term  nature of these  financial instruments.

Other Comprehensive Income

The Company has no material components of other comprehensive  income (loss) and accordingly, net loss is equal to comprehensive loss in all periods.

Income Taxes

Provision for income taxes represents actual or estimated amounts payable on tax return filings each year.  Deferred tax assets and  liabilities are recorded for the estimated future tax effects of temporary  differences between the tax basis of assets and  liabilities  and  amounts  reported in the  accompanying  balance sheets,  and for  operating  loss and tax credit carry  forwards.  The change in deferred  tax assets and  liabilities  for the period  measures the deferred tax provision  or benefit for the period.  Effects of changes in enacted tax laws on deferred  tax assets and  liabilities  are  reflected as  adjustment  to the tax provision or benefit in the period of enactment.

Recent Accounting Pronouncements

There were  accounting  standards  and  interpretations  issued during the three months  ended  March 31,  2014,  none of which are  expected  to have a material impact on the Company's financial position, operations or cash flows.